INTANGIBLE ASSETS, NET (Narrative) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
INTANGIBLE ASSETS, NET [Line Items]
Impairment loss		¥ 30,167	¥ 0
Amortization expenses for intangible assets of continuing operations	¥ 10,707	16,818	22,586
Amortization expenses for intangible assets of continuing operations included in cost of sales	3,061	3,118	¥ 5,581
Zhenjiang International School [Member]
INTANGIBLE ASSETS, NET [Line Items]
Impairment loss		4,139
Trade name [Member]
INTANGIBLE ASSETS, NET [Line Items]
Impairment loss	¥ 9,639	¥ 26,028